Trade Receivables, Net (Details) - Schedule of provision for the year $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of provision for the year [Abstract]
Beginning balance	$ (67)
Provision for the year	67
Ending balance	$ 20,389 [1]

[1]	The amount was collected during January,2021.